15. STOCK-BASED COMPENSATION (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intrinsic values of outstanding options	$ 0	$ 50
Total compensation cost related to unvested awards	$ 812
Stock option outstanding	13,000	15,000	1,000
2004 Stock Option Plan
Stock option outstanding	762,000	762,000